Distribution of Property, Plant and Equipment, Net, by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 170,067	$ 168,461
Clinical Research
Segment Reporting Information [Line Items]
Property, plant and equipment, net	152,057	150,169
Central Laboratory
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 18,010	$ 18,292